Goodwill & Intangible Assets, Net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill & Intangible Assets, Net (Details) [Line Items]
Goodwill assigned amount		$ 51,243
Discount cashflow description	Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts for 5 years following the assessment date, including expected revenue growth, costs to sales and operating expenses; (b) an estimated terminal value using a terminal year long-term future growth rate of 3.0% determined based on the growth prospects of the reporting unit; and (c) a discount rate of 22.0% which reflects the weighted-average cost of capital adjusted for the relevant risk associated with the AI solutions reporting unit’s operations and the uncertainty inherent in the Company’s internally developed forecasts.
Carrying value	11.61%
Goodwill impairment charge	$ 14,338
Ai solutions reporting unit, description	As a result, the remaining amount of goodwill assigned to the AI solutions reporting unit at June 30, 2022 was $36,905 thousand.
Amortization Expense		$ 10,607	$ 1,768	$ 0
Assets [Member]
Goodwill & Intangible Assets, Net (Details) [Line Items]
Internal cashflow term		5 years
Radiology services reporting unit [Member]
Goodwill & Intangible Assets, Net (Details) [Line Items]
Ai solutions reporting unit, description		During the fourth quarter of 2022, the Company performed a qualitative and quantitative annual assessment for goodwill impairment. Based on its qualitative analysis, which considered the AI solutions reporting unit results, projections and additional business and industry specific considerations, the Company performed a further revision of the estimates of the fair value of the AI solutions reporting unit. As part of this analysis, the Company also considered the potential impacts of the sensitivity of estimates and assumptions. When evaluating the fair value of the AI solutions reporting unit under the income approach, the Company used the same discounted cash flow model discussed above; however, in clause (c) the resulting cash flow amounts were discounted using a discount rate of 22.50%. As a result of the impairment assessment, the Company concluded that the fair value of the AI solutions reporting unit decreased below its carrying value by 34.44%, and therefore we recorded an additional goodwill impairment charge of $36,540 thousand in the fourth quarter of 2022. As a result, the amount of goodwill assigned to the AI solutions reporting unit on December 31, 2022, was $365 thousand.
Minimum [Member] | Goodwill [Member]
Goodwill & Intangible Assets, Net (Details) [Line Items]
Growth percentage		0.50%
Minimum [Member] | Radiology services reporting unit [Member]
Goodwill & Intangible Assets, Net (Details) [Line Items]
Growth percentage		0.50%
Reporting unt		$ 300
Maximum [Member] | Goodwill [Member]
Goodwill & Intangible Assets, Net (Details) [Line Items]
Growth percentage		0.50%
Reporting unt		$ 2,900
Maximum [Member] | Radiology services reporting unit [Member]
Goodwill & Intangible Assets, Net (Details) [Line Items]
Growth percentage		0.50%
Reporting unt		$ 600
Median [Member] | Goodwill [Member]
Goodwill & Intangible Assets, Net (Details) [Line Items]
Reporting unt		$ 1,000